Distribution of Income from Operations by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Income from operations	$ 76,010	$ 66,673
Ireland
Segment Reporting Information [Line Items]
Income from operations	59,551	47,566
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,444	6,785
United States
Segment Reporting Information [Line Items]
Income from operations	10,784	9,854
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,231	$ 2,468